Debts_The Details Of Repurchase Agreements And Others(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Repurchase Agreements And Others	₩ 11,954,491	₩ 10,676,219
Individuals, Groups and Corporations
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Repurchase Agreements And Others	₩ 11,946,896	10,666,315
Individuals, Groups and Corporations | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	1.19%
Individuals, Groups and Corporations | Top Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	2.22%
Counter sale
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Repurchase Agreements And Others	₩ 7,595	₩ 9,904
Counter sale | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	0.40%
Counter sale | Top Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	1.00%